Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Average
			Summary	Average	Value of Initial Fixed $100
			Compensation	Compensation	Investment Based on3:
	Summary		Table Total	Actually Paid		Peer group
	Compensation	Compensation	for Non-PEO	to Non-PEO	Total	Total
	Table Total	Actually Paid	Named Executive	Named Executive	Shareholder	Shareholder	Net Income	Adjusted	Adjusted
	for PEO[1]	to PEO[2]	Officers[1]	Officers[2]	Return	Return	(in thousands)	ROE[4]	ROA[4]
Year	($)	($)	($)	($)	($)	($)	($)	(%)	(%)
2022	1,160,058	1,236,413	530,208	553,696	117.2	100.7	29,369	13.64	1.16
2021	1,157,133	1,363,725	962,681	982,576	99.7	106.4	29,123	15.22	1.38
2020	977,599	672,340	1,092,857	865,040	70.1	74.3	22,424	12.54	1.14
1	The amounts shown above are the amounts reported in the Summary Compensation Table on page 42 as total compensation for Mr. Cherry, who was the principal executive officer (“PEO”) for all years presented, and the average for each year of total compensation for Messrs. Long, Dillon, McKernon and Crone, who were the NEOs other than the PEO for all years presented.

2	Compensation actually paid to Mr. Cherry represents total compensation reported in the Summary Compensation Table, with certain adjustments as described below. Compensation actually paid differs from the amount shown in the Summary Compensation Table and does not represent the total amount earned or total amount paid in any particular year. Total compensation, as reported in the Summary Compensation Table, was adjusted by (1) removing the change in pension value, which represents the actuarial increase in present value of accumulated benefits in each year under the Retirement Plan established by the Bank for Messrs. Cherry, Long and Dillon; (2) including the amount of service cost recognized by the Corporation under ASC Topic 715, which represents the actuarial present value of benefits under the Retirement Plan attributable to services rendered in each year for Messrs. Cherry, Long and Dillon; (3) removing the grant date fair value of stock awards granted in each year, as determined under ASC Topic 718; (4) including with respect to outstanding restricted stock awards for each year (i) the year-end fair value of any awards granted during the year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the year (from the end of the prior year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vested in the applicable year, the change in fair value as of the vesting date (from the end of the prior year). Total compensation as reported in the Summary Compensation Table and compensation actually paid both include the amount of dividends paid on unvested restricted stock awards.

The amounts of the adjustments described above that were added to (or deducted from) the Summary Compensation Table total for the PEO to arrive at compensation actually paid for the PEO for each year are shown in the table below.

				Year End		Change in
			Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
	Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
	Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
Year	($)	($)	($)	($)	($)	($)
2022	(52,773)	39,521	(202,240)	233,080	56,817	1,950
2021	(48,498)	40,537	(217,408)	254,670	85,185	92,106
2020	(50,007)	36,843	(162,260)	113,186	(230,301)	(12,720)

The amounts of the adjustments described above that were added to (or deducted from) the average Summary Compensation Table total for NEOs other than the PEO to arrive at average compensation actually paid to non-PEO NEOs for each year are shown in the table below.

				Year End		Change in
			Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
	Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
	Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
Year	($)	($)	($)	($)	($)	($)
2022	(13,487)	6,335	(62,884)	72,473	19,983	1,068
2021	(84,182)	6,774	(71,559)	83,824	39,811	45,227
2020	(94,029)	5,607	(63,042)	43,975	(111,620)	(8,708)

3	Cumulative total shareholder return is calculated assuming $100 was invested in the common stock of the Corporation or in the stock of the financial institutions included in the 2022 Incentive Compensation Peer Group on December 31, 2019, and assumes the reinvestment of dividends. For more information on the financial institutions included in the 2022 Incentive Compensation Peer Group, refer to page 26 and to the stock performance graph included in Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” in the Corporation’s Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 28, 2023. For purposes of the cumulative total shareholder return reported in this table, the 2022 Incentive Compensation Peer Group is weighted according to the respective financial institution’s market capitalization as of December 31, 2019.
4	Adjusted ROE and adjusted ROA are financial measures that are not consistent with U.S. GAAP that are considered by the Corporation as part of its executive compensation program. Refer to Appendix A for information regarding these non-GAAP financial measures, including a reconciliation to the most directly comparable U.S. GAAP financial measures. The Committee has identified a variety of performance goals and metrics used for the purpose of awarding compensation to executive officers that are consistent with the Corporation’s overall compensation philosophy and the long-term interests of its shareholders. Among these, the Committee has identified adjusted ROE as the most important financial performance measure (that is not otherwise required to be disclosed in the table above) used by the Corporation to link compensation actually paid to its NEOs for the year ended December 31, 2022 to company performance. Adjusted ROA, which is also used by the Corporation to evaluate performance as part of its executive compensation program, is shown in the table above as a supplemental financial performance measure.

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote [Text Block]
1	The amounts shown above are the amounts reported in the Summary Compensation Table on page 42 as total compensation for Mr. Cherry, who was the principal executive officer (“PEO”) for all years presented, and the average for each year of total compensation for Messrs. Long, Dillon, McKernon and Crone, who were the NEOs other than the PEO for all years presented.

Peer Group Issuers, Footnote [Text Block]
3	Cumulative total shareholder return is calculated assuming $100 was invested in the common stock of the Corporation or in the stock of the financial institutions included in the 2022 Incentive Compensation Peer Group on December 31, 2019, and assumes the reinvestment of dividends. For more information on the financial institutions included in the 2022 Incentive Compensation Peer Group, refer to page 26 and to the stock performance graph included in Item 5. “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities,” in the Corporation’s Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 28, 2023. For purposes of the cumulative total shareholder return reported in this table, the 2022 Incentive Compensation Peer Group is weighted according to the respective financial institution’s market capitalization as of December 31, 2019.

PEO Total Compensation Amount	$ 1,160,058	$ 1,157,133	$ 977,599
PEO Actually Paid Compensation Amount	$ 1,236,413	1,363,725	672,340
Adjustment To PEO Compensation, Footnote [Text Block]

2	Compensation actually paid to Mr. Cherry represents total compensation reported in the Summary Compensation Table, with certain adjustments as described below. Compensation actually paid differs from the amount shown in the Summary Compensation Table and does not represent the total amount earned or total amount paid in any particular year. Total compensation, as reported in the Summary Compensation Table, was adjusted by (1) removing the change in pension value, which represents the actuarial increase in present value of accumulated benefits in each year under the Retirement Plan established by the Bank for Messrs. Cherry, Long and Dillon; (2) including the amount of service cost recognized by the Corporation under ASC Topic 715, which represents the actuarial present value of benefits under the Retirement Plan attributable to services rendered in each year for Messrs. Cherry, Long and Dillon; (3) removing the grant date fair value of stock awards granted in each year, as determined under ASC Topic 718; (4) including with respect to outstanding restricted stock awards for each year (i) the year-end fair value of any awards granted during the year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the year (from the end of the prior year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vested in the applicable year, the change in fair value as of the vesting date (from the end of the prior year). Total compensation as reported in the Summary Compensation Table and compensation actually paid both include the amount of dividends paid on unvested restricted stock awards.

The amounts of the adjustments described above that were added to (or deducted from) the Summary Compensation Table total for the PEO to arrive at compensation actually paid for the PEO for each year are shown in the table below.

				Year End		Change in
			Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
	Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
	Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
Year	($)	($)	($)	($)	($)	($)
2022	(52,773)	39,521	(202,240)	233,080	56,817	1,950
2021	(48,498)	40,537	(217,408)	254,670	85,185	92,106
2020	(50,007)	36,843	(162,260)	113,186	(230,301)	(12,720)

The amounts of the adjustments described above that were added to (or deducted from) the average Summary Compensation Table total for NEOs other than the PEO to arrive at average compensation actually paid to non-PEO NEOs for each year are shown in the table below.

				Year End		Change in
			Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
	Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
	Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
Year	($)	($)	($)	($)	($)	($)
2022	(13,487)	6,335	(62,884)	72,473	19,983	1,068
2021	(84,182)	6,774	(71,559)	83,824	39,811	45,227
2020	(94,029)	5,607	(63,042)	43,975	(111,620)	(8,708)

Non-PEO NEO Average Total Compensation Amount	$ 530,208	962,681	1,092,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 553,696	982,576	865,040
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

2	Compensation actually paid to Mr. Cherry represents total compensation reported in the Summary Compensation Table, with certain adjustments as described below. Compensation actually paid differs from the amount shown in the Summary Compensation Table and does not represent the total amount earned or total amount paid in any particular year. Total compensation, as reported in the Summary Compensation Table, was adjusted by (1) removing the change in pension value, which represents the actuarial increase in present value of accumulated benefits in each year under the Retirement Plan established by the Bank for Messrs. Cherry, Long and Dillon; (2) including the amount of service cost recognized by the Corporation under ASC Topic 715, which represents the actuarial present value of benefits under the Retirement Plan attributable to services rendered in each year for Messrs. Cherry, Long and Dillon; (3) removing the grant date fair value of stock awards granted in each year, as determined under ASC Topic 718; (4) including with respect to outstanding restricted stock awards for each year (i) the year-end fair value of any awards granted during the year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of the year (from the end of the prior year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vested in the applicable year, the change in fair value as of the vesting date (from the end of the prior year). Total compensation as reported in the Summary Compensation Table and compensation actually paid both include the amount of dividends paid on unvested restricted stock awards.

The amounts of the adjustments described above that were added to (or deducted from) the Summary Compensation Table total for the PEO to arrive at compensation actually paid for the PEO for each year are shown in the table below.

				Year End		Change in
			Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
	Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
	Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
Year	($)	($)	($)	($)	($)	($)
2022	(52,773)	39,521	(202,240)	233,080	56,817	1,950
2021	(48,498)	40,537	(217,408)	254,670	85,185	92,106
2020	(50,007)	36,843	(162,260)	113,186	(230,301)	(12,720)

The amounts of the adjustments described above that were added to (or deducted from) the average Summary Compensation Table total for NEOs other than the PEO to arrive at average compensation actually paid to non-PEO NEOs for each year are shown in the table below.

				Year End		Change in
			Grant Date	Fair Value of	Change in Fair Value	Fair Value of Stock Awards
	Change in	Pension	Fair Value of	Stock Awards	of Outstanding and	Granted in Prior Years that
	Pension Value	Service Cost	Stock Awards	Granted	Unvested Stock Awards	Vested in the Year
Year	($)	($)	($)	($)	($)	($)
2022	(13,487)	6,335	(62,884)	72,473	19,983	1,068
2021	(84,182)	6,774	(71,559)	83,824	39,811	45,227
2020	(94,029)	5,607	(63,042)	43,975	(111,620)	(8,708)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) cumulative total shareholder return on the common stock of the Corporation and cumulative total shareholder return on the stock of the 2022 Incentive Compensation Peer Group for the last three completed fiscal years is shown in Figure 1.

Figure 1: Compensation Actually Paid and Total Shareholder Return (TSR)

Compensation Actually Paid vs. Net Income [Text Block]

The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) net income of the Corporation for the last three completed fiscal years is shown in Figure 2.

Figure 2: Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) adjusted ROE for the last three completed fiscal years is shown in Figure 3.

Figure 3: Compensation Actually Paid and Adjusted ROE

Tabular List [Table Text Block]

The following table lists the financial performance measures determined by the Committee to be the most important financial performance measures used by the Corporation to link compensation actually paid to its NEOs for the year ended December 31, 2022 to company performance.

Financial Performance Measures Linked to Compensation of Executives Other than Mr. McKernon
Net income
Adjusted ROE
Adjusted ROA
ROTCE (as defined by the Committee)
Loan delinquencies
Net charge-off ratio
Loan growth

Financial Performance Measures Linked to Compensation of Mr. McKernon
Net income before taxes of C&F Mortgage
ROTCE (as defined by the Committee)
Net margin on mortgage loan originations at C&F Mortgage

Total Shareholder Return Amount	$ 117.2	99.7	70.1
Peer Group Total Shareholder Return Amount	100.7	106.4	74.3
Net Income (Loss)	$ 29,369,000	$ 29,123,000	$ 22,424,000
Company Selected Measure Amount	13.64	15.22	12.54
PEO Name	Mr. Cherry
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
4	Adjusted ROE and adjusted ROA are financial measures that are not consistent with U.S. GAAP that are considered by the Corporation as part of its executive compensation program. Refer to Appendix A for information regarding these non-GAAP financial measures, including a reconciliation to the most directly comparable U.S. GAAP financial measures. The Committee has identified a variety of performance goals and metrics used for the purpose of awarding compensation to executive officers that are consistent with the Corporation’s overall compensation philosophy and the long-term interests of its shareholders. Among these, the Committee has identified adjusted ROE as the most important financial performance measure (that is not otherwise required to be disclosed in the table above) used by the Corporation to link compensation actually paid to its NEOs for the year ended December 31, 2022 to company performance. Adjusted ROA, which is also used by the Corporation to evaluate performance as part of its executive compensation program, is shown in the table above as a supplemental financial performance measure.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]

The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) adjusted ROA, which is presented as a supplemental financial performance measure, for the last three completed fiscal years is shown in Figure 4.

Figure 4: Compensation Actually Paid and Adjusted ROA

Other Performance Measure Amount	1.16	1.38	1.14
Non-GAAP Measure Description [Text Block]
4	Adjusted ROE and adjusted ROA are financial measures that are not consistent with U.S. GAAP that are considered by the Corporation as part of its executive compensation program. Refer to Appendix A for information regarding these non-GAAP financial measures, including a reconciliation to the most directly comparable U.S. GAAP financial measures. The Committee has identified a variety of performance goals and metrics used for the purpose of awarding compensation to executive officers that are consistent with the Corporation’s overall compensation philosophy and the long-term interests of its shareholders. Among these, the Committee has identified adjusted ROE as the most important financial performance measure (that is not otherwise required to be disclosed in the table above) used by the Corporation to link compensation actually paid to its NEOs for the year ended December 31, 2022 to company performance. Adjusted ROA, which is also used by the Corporation to evaluate performance as part of its executive compensation program, is shown in the table above as a supplemental financial performance measure.

Executives Other than Mr. McKernon | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Executives Other than Mr. McKernon | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROE
Executives Other than Mr. McKernon | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROA
Executives Other than Mr. McKernon | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROTCE (as defined by the Committee)
Executives Other than Mr. McKernon | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Loan delinquencies
Executives Other than Mr. McKernon | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Net charge-off ratio
Executives Other than Mr. McKernon | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Loan growth
Mr. McKernon | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ROTCE (as defined by the Committee)
Mr. McKernon | Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name	Net income before taxes of C&F Mortgage
Mr. McKernon | Measure [Axis]: 9
Pay vs Performance Disclosure [Table]
Measure Name	Net margin on mortgage loan originations at C&F Mortgage
PEO [Member] | Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (52,773)	$ (48,498)	$ (50,007)
PEO [Member] | Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,521	40,537	36,843
PEO [Member] | Grant Date Fair Value of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(202,240)	(217,408)	(162,260)
PEO [Member] | Year End Fair Value of Stock Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	233,080	254,670	113,186
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	56,817	85,185	(230,301)
PEO [Member] | Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,950	92,106	(12,720)
Non-PEO NEO [Member] | Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,487)	(84,182)	(94,029)
Non-PEO NEO [Member] | Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,335	6,774	5,607
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,884)	(71,559)	(63,042)
Non-PEO NEO [Member] | Year End Fair Value of Stock Awards Granted
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,473	83,824	43,975
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,983	39,811	(111,620)
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,068	$ 45,227	$ (8,708)